Summary of Hedging Instruments by Term to Maturity (Details) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 592,440	$ 548,617
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	466,659	453,429
Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	175,561	204,788
Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	291,098	248,641
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	6,653	2,880
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	13,637	14,072
Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	162
Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	123,988	93,533
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	53,029	40,330
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	31,731	18,289
Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	14,561	14,664
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	4,215	3,298
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	1,793	$ 1,655
Not later than one year [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	131,736
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	101,109
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 21,162
Average Fixed Interest Rate	2.96
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 79,947
Average Fixed Interest Rate	3.03
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 906
Average foreign exchange rate	1.29
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 3,638
Average foreign exchange rate	1.63
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	28,834
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 13,875
Average foreign exchange rate	1.31
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 5,052
Average foreign exchange rate	1.53
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 4,580
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 781
Average foreign exchange rate	1.72
Not later than one year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,793
Later than one year and not later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	310,936
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	228,023
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 42,159
Average Fixed Interest Rate	1.97
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 185,864
Average Fixed Interest Rate	2.13
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 5,533
Average foreign exchange rate	1.29
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 9,428
Average foreign exchange rate	1.62
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 160
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	82,913
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 32,239
Average foreign exchange rate	1.29
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 22,666
Average foreign exchange rate	1.43
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 9,761
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 3,126
Average foreign exchange rate	1.64
Later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 149,768
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	137,527
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 112,240
Average Fixed Interest Rate	2
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 25,287
Average Fixed Interest Rate	2.35
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 214
Average foreign exchange rate	1.3
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 571
Average foreign exchange rate	1.54
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 12,241
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 6,915
Average foreign exchange rate	1.27
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 4,013
Average foreign exchange rate	1.37
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 220
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 308
Average foreign exchange rate	1.71